Organization and Summary of Significant Accounting Policies (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Percentage of original purchase price, fee limit	10.00%	10.00%